Basis of Preparation - Subsidiaries of the Company (Parenthetical) (Detail) $ in Thousands, ฿ in Millions			1 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 30, 2021 THB (฿)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019 USD ($)
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary				$ (235)		$ (298)
Additional paid-in capital [Member]
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary			$ (167)	$ (167)		$ 40
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest				50.93%
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest				50.93%	50.93%
Charoong Thai Wire and Cable Public Company Limited [Member] | Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	50.93%		45.84%
Percentage of equity interest held by subsidiary		100.00%	90.00%
Percentage of voting equity interests acquired		10.00%
Total cash consideration | ฿		฿ 7.5